CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Revenue, net	$ 895,524	$ 1,441,933	$ 2,846,819	$ 1,583,055
Costs and expenses:
Cost of services, (exclusive of depreciation and amortization shown separately below)	360,615	621,851	858,166	774,225
Gross profit	534,909	820,082	1,988,653	808,830
Sales and marketing costs	382,600	309,718	655,622	724,233
Operating expenses
Research and development	256,073	66,129	442,484	431,942
Professional fees	191,284	428,264	772,916	201,373
Stock-based compensation	58,108	301,838	385,502	137,995
Other general and administrative expenses	438,161	168,978	701,532	1,130,009
Depreciation and amortization	11,463	11,463	22,926	21,293
Total operating expenses	955,089	976,672	2,325,360	1,922,612
Loss from operations	(802,779)	(466,308)	(992,329)	(1,838,015)
Other income (expense):
Foreign currency exchange	1,391	(21)	(791)	(3,109)
Interest expense	(41,967)	(6,284)	(14,476)	(7,029)
Total other income, net	(40,576)	(6,305)	(15,267)	(10,138)
Net loss	$ (843,355)	$ (472,613)	$ (1,058,409)	$ (1,848,978)
Basic and diluted net loss per common share	$ (0.08)	$ (0.05)	$ (0.11)	$ (0.19)
Weighted average shares outstanding, basic and diluted	9,959,996	9,959,996	9,959,996	9,959,996